Other income (Tables)	9 Months Ended
Sep. 30, 2022
Other income.
Schedule of other income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Insurance claims	70	35	1,686	5,437
Other income	—	21	2,521	1,675
	70	56	4,207	7,112